SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS.
Schedule of short-term investments	Short-term investments consisted of the following as of December 31, 2023:

As of December 31,
2023
RMB
Aggregate cost basis	354,149
Gross unrealized holding gain	2,671
Aggregate fair value	356,820